UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-07739

Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

400 Crossing Boulevard

Fourth Floor

Bridgewater, NJ 08807

(Address of principal executive offices) (Zip code)

Owen T. Meacham

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

With a copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 435-8105

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

January 31, 2012 (unaudited)

Industry	Percentage of Net Assets

Advertising	1.2%
Agriculture	1.1
Apparel	1.4
Auto Parts & Equipment	0.3
Banks	15.5
Beverages	1.2
Chemicals	8.6
Commercial Services	0.7
Computers	8.3
Cosmetics/Personal Care	6.6
Distribution/Wholesale	3.8
Electrical Components & Equipment	2.6
Electronics	1.2
Food	2.9
Healthcare - Products	4.4
Holding Companies - Diversified	0.9
Internet	8.1
Machinery - Diversified	2.8
Miscellaneous Manufacturing	1.1
Mutual Funds	2.2
Oil & Gas	2.6
Oil & Gas Services	2.3
Pharmaceuticals	1.9
Retail	7.8
Software	6.4
Telecommunications	3.0
Transportation	1.0

Total Investments	99.9
Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value
Common Stocks - 97.7%

Australia - 1.3%
Cochlear Ltd. (Healthcare - Products)†	47,678	$3,004,406

Austria - 1.2%
Erste Group Bank AG (Banks)†	124,140	2,736,849

China - 2.2%
Anta Sports Products Ltd. (Retail)†	1,453,000	1,458,254
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)†	616,241	2,046,401
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Healthcare - Products)†	1,570,000	1,446,571

		4,951,226

France - 4.3%
Air Liquide SA (Chemicals)†	28,337	3,572,420
Dassault Systemes SA (Software)†	47,950	3,987,802
L’Oreal SA (Cosmetics/Personal Care)†	19,710	2,098,374

		9,658,596

Germany - 1.2%
Qiagen NV (NASDAQ Exchange) (Healthcare - Products)*	68,000	1,100,240
Qiagen NV (Xetra Exchange) (Healthcare - Products)*†	92,078	1,504,334

		2,604,574

Hong Kong - 3.8%
Li & Fung Ltd. (Distribution/Wholesale)†	3,857,600	8,407,113

India - 2.3%
HDFC Bank Ltd. - ADR (Banks)	72,500	2,249,675
ICICI Bank Ltd. - Sponsored ADR (Banks)	77,700	2,813,517

		5,063,192

Indonesia - 1.0%
Bank Central Asia Tbk PT (Banks)†	2,522,500	2,238,884

Japan - 9.4%
ABC-Mart Inc. (Retail)†	57,900	2,071,160
FANUC Corp. (Machinery - Diversified)†	37,500	6,341,124
Keyence Corp. (Electronics)†	10,360	2,588,675
M3 Inc. (Internet)†	545	2,356,078
Stanley Electric Co., Ltd. (Auto Parts & Equipment)†	49,600	765,195
Unicharm Corp. (Cosmetics/Personal Care)†	132,600	6,968,649

		21,090,881

Luxembourg - 1.0%
Millicom International Cellular SA - SDR (Telecommunications)†	22,600	2,238,404

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value

Mexico - 2.0%
America Movil SAB de CV, Class L - ADR (Telecommunications)	79,800	$1,852,158
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	26,700	2,616,600

		4,468,758

Russia - 1.1%
Gazprom OAO - Sponsored ADR (Oil & Gas)†	213,500	2,587,499

South Africa - 1.1%
Sasol Ltd. (Chemicals)†	48,430	2,467,070

Spain - 1.1%
Inditex SA (Retail)†	28,600	2,497,695

Switzerland - 8.3%
Kuehne & Nagel International AG, Reg S (Transportation)†	18,430	2,318,659
Lonza Group AG, Reg S (Chemicals)*†	38,600	2,087,743
Nestle SA - Sponsored ADR, Reg S (Food)	111,155	6,394,747
Novartis AG, Reg S (Pharmaceuticals)†	41,820	2,268,866
Sonova Holding AG, Reg S (Healthcare - Products)*†	26,380	2,699,945
Swatch Group AG, Bearer (Retail)†	6,530	2,756,198

		18,526,158

Turkey - 1.3%
Turkiye Garanti Bankasi AS - ADR (Banks)	776,100	2,856,048

United Kingdom - 4.4%
RPS Group plc (Commercial Services)†	475,226	1,562,414
Standard Chartered plc (Banks)†	230,700	5,592,905
WPP plc (Advertising)†	223,570	2,633,005

		9,788,324

United States - 50.7%
3M Co. (Miscellaneous Manufacturing)	29,370	2,546,673
Abbott Laboratories (Pharmaceuticals)	37,480	2,029,542
Amazon.com Inc. (Internet)*	8,600	1,672,184
Apple Inc. (Computers)*	15,300	6,984,144
Bunge Ltd. (Agriculture)	42,570	2,437,984
Cisco Systems Inc. (Telecommunications)	137,415	2,697,455
Citrix Systems Inc. (Software)*	65,160	4,249,084
Coach Inc. (Apparel)	43,900	3,075,195
Cognizant Technology Solutions Corp., Class A (Computers)*	32,200	2,310,350
Colgate-Palmolive Co. (Cosmetics/Personal Care)	39,050	3,542,616
eBay Inc. (Internet)*	173,200	5,473,120
EMC Corp. (Computers)*	237,150	6,108,984
Emerson Electric Co. (Electrical Components & Equipment)	113,270	5,819,812
Exxon Mobil Corp. (Oil & Gas)	39,690	3,323,641

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value

United States - 50.7% - (continued)
F5 Networks Inc. (Internet)*	25,700	$3,077,318
First Republic Bank (Banks)*	73,660	2,208,327
Google Inc., Class A (Internet)*	9,607	5,573,117
Informatica Corp. (Software)*	53,300	2,254,590
JPMorgan Chase & Co. (Banks)	109,600	4,088,080
Lululemon Athletica Inc. (Retail)*	38,200	2,411,566
McDonald’s Corp. (Retail)	28,600	2,832,830
Monsanto Co. (Chemicals)	43,300	3,552,765
Oracle Corp. (Software)	132,810	3,745,242
Praxair Inc. (Chemicals)	29,320	3,113,784
Procter & Gamble Co. (Cosmetics/Personal Care)	34,300	2,162,272
Schlumberger Ltd. (Oil & Gas Services)	67,790	5,095,774
Sigma-Aldrich Corp. (Chemicals)	66,400	4,517,856
Staples Inc. (Retail)	229,600	3,359,048
SVB Financial Group (Banks)*	39,700	2,304,188
Teradata Corp. (Computers)*	59,800	3,202,888
Wells Fargo & Co. (Banks)	260,660	7,613,879

		113,384,308

Total Common Stocks (Cost $183,398,947)		218,569,985

Cash Equivalent - 2.2%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	4,875,859	4,875,859

Total Cash Equivalent (Cost $4,875,859)		4,875,859

Total Investments — 99.9%
(Cost $ 188,274,806)		$223,445,844

Other Assets Less Liabilities - 0.1%		148,200

Net Assets — 100.0%		$223,594,044

Summary of Abbreviations

ADR	American Depositary Receipt

SDR	Swedish Depositary Receipt

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.

†	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

January 31, 2012 (unaudited)

Industry	Percentage of Net Assets

Advertising	2.3%
Agriculture	1.0
Auto Parts & Equipment	1.8
Banks	10.1
Biotechnology	1.1
Chemicals	5.5
Cosmetics/Personal Care	4.5
Distribution/Wholesale	3.8
Electrical Components & Equipment	2.2
Electronics	2.7
Engineering & Construction	1.2
Food	5.8
Healthcare - Products	7.0
Holding Companies - Diversified	2.1
Insurance	3.2
Internet	1.0
Leisure Time	0.7
Machinery - Construction & Mining	1.7
Machinery - Diversified	3.1
Media	1.1
Metal Fabrication/Hardware	1.1
Mutual Funds	2.0
Oil & Gas	6.7
Oil & Gas Services	2.9
Pharmaceuticals	3.5
Retail	3.6
Semiconductors	7.2
Software	5.4
Telecommunications	2.8
Transportation	1.7

Total Investments	98.8
Other Assets Less Liabilities	1.2

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value
Common Stocks - 92.3%

Australia - 2.6%
Cochlear Ltd. (Healthcare - Products)†	317,311	$19,995,196
CSL Ltd. (Biotechnology)†	475,000	15,685,224

		35,680,420

Austria - 1.0%
Erste Group Bank AG (Banks)†	628,220	13,850,034

Brazil - 0.2%
Petroleo Brasileiro SA - ADR (Oil & Gas)	92,988	2,840,783

Canada - 3.5%
Canadian National Railway Co. (Transportation)	305,000	23,003,100
Imperial Oil Ltd. (Oil & Gas)	524,490	24,986,704

		47,989,804

China - 0.9%
China Resources Enterprise Ltd. (Holding Companies - Diversified)†	3,506,000	12,061,723

Finland - 1.0%
Nokian Renkaat oyj (Auto Parts & Equipment)†	380,700	13,626,641

France - 11.9%
Air Liquide SA (Chemicals)†	347,282	43,781,533
Dassault Systemes SA (Software)†	552,120	45,917,529
L’Oreal SA (Cosmetics/Personal Care)†	257,270	27,389,583
LVMH Moet Hennessy Louis Vuitton SA (Holding Companies - Diversified)†	107,880	17,473,239
Schneider Electric SA (Electrical Components & Equipment)†	497,600	31,034,558

		165,596,442

Germany - 8.1%
Allianz SE, Reg S (Insurance)†	278,800	30,739,543
Fresenius SE & Co. KGaA (Healthcare - Products)†	374,168	37,972,826
Qiagen NV (Healthcare - Products)*†	936,470	15,299,674
SAP AG - Sponsored ADR (Software)	478,460	28,937,261

		112,949,304

Hong Kong - 5.6%
AIA Group Ltd. (Insurance)†	3,973,100	13,232,528
Li & Fung Ltd. (Distribution/Wholesale)†	24,368,400	53,107,601
Xinyi Glass Holdings Ltd. (Auto Parts & Equipment)†	20,204,000	11,901,657

		78,241,786

India - 1.2%
ICICI Bank Ltd. - Sponsored ADR (Banks)	476,300	17,246,823

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value

Japan - 12.9%
FANUC Corp. (Machinery - Diversified)†	256,000	$43,288,740
Hoya Corp. (Electronics)†	1,000,200	21,278,117
JGC Corp. (Engineering & Construction)†	591,000	16,356,907
Jupiter Telecommunications Co., Ltd. (Media)†	15,605	15,539,509
Keyence Corp. (Electronics)†	65,865	16,457,828
M3 Inc. (Internet)†	3,321	14,356,948
MISUMI Group Inc. (Metal Fabrication/Hardware)†	678,000	15,846,654
Unicharm Corp. (Cosmetics/Personal Care)†	667,000	35,053,460

		178,178,163

Mexico - 4.1%
America Movil SAB de CV, Series L - ADR (Telecommunications)	1,069,300	24,818,453
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	1,022,240	31,515,659

		56,334,112

Poland - 0.7%
Bank Pekao SA - GDR, Reg S (Banks)#†	193,660	9,458,548

Russia - 0.9%
Gazprom OAO - Sponsored ADR (Oil & Gas)†	1,089,640	13,205,819

Singapore - 0.9%
DBS Group Holdings Ltd. (Banks)†	1,159,083	12,446,585

South Africa - 2.3%
MTN Group Ltd. (Telecommunications)†	793,500	13,495,113
Sasol Ltd. (Chemicals)†	360,341	18,356,109

		31,851,222

South Korea - 1.1%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)†	30,820	15,234,966

Sweden - 1.7%
Atlas Copco AB, Class A (Machinery - Construction & Mining)†	984,200	23,429,116

Switzerland - 11.0%
Lonza Group AG, Reg S (Chemicals)*†	258,000	13,954,341
Nestle SA - Sponsored ADR, Reg S (Food)	832,850	47,913,861
Novartis AG - ADR (Pharmaceuticals)	291,060	15,822,022
Roche Holding AG, Genusschein (Pharmaceuticals)†	192,450	32,570,688
Sonova Holding AG, Reg S (Healthcare - Products)*†	224,900	23,018,107
Swatch Group AG, Bearer (Retail)†	44,880	18,943,057

		152,222,076

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)†	6,523,125	17,300,842

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value

Turkey - 1.8%
Turkiye Garanti Bankasi AS - ADR (Banks)	6,756,400	$24,863,552

United Kingdom - 13.1%
ARM Holdings plc (Semiconductors)†	4,573,600	43,985,146
BG Group plc (Oil & Gas)†	1,385,680	31,158,231
Standard Chartered plc (Banks)†	1,748,310	42,384,623
TESCO plc (Food)†	3,408,310	17,188,615
Unilever plc (Food)†	455,125	14,699,192
WPP plc (Advertising)†	2,698,120	31,776,007

		181,191,814

United States - 4.6%
Bunge Ltd. (Agriculture)	235,280	13,474,486
Carnival Corp. (Leisure Time)	334,500	10,101,900
Schlumberger Ltd. (Oil & Gas Services)	529,200	39,779,964

		63,356,350

Total Common Stocks (Cost $1,165,943,829)		1,279,156,925

Preferred Stocks - 4.5%

Brazil - 2.8%
Itau Unibanco Holding SA - ADR (Banks)	948,800	18,938,048
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	714,500	19,955,985

		38,894,033

South Korea - 1.7%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)†	76,700	22,656,961

Total Preferred Stocks (Cost $61,199,063)		61,550,994

Cash Equivalent - 2.0%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	28,033,411	28,033,411

Total Cash Equivalent (Cost $28,033,411)		28,033,411

Total Investments — 98.8%
(Cost $ 1,255,176,303)		$1,368,741,330

Other Assets Less Liabilities - 1.2%		16,825,144

Net Assets — 100.0%		$1,385,566,474

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

Summary of Abbreviations

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

†	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

January 31, 2012 (unaudited)

Industry	Percentage of Net Assets

Advertising	1.8%
Agriculture	2.8
Auto Parts & Equipment	3.6
Banks	6.2
Beverages	2.5
Chemicals	5.1
Commercial Services	2.8
Computer Software & Processing	1.6
Computers	2.8
Cosmetics/Personal Care	3.1
Distribution/Wholesale	2.5
Diversified Financial Services	4.1
Electrical Components & Equipment	2.6
Electronics	3.7
Engineering & Construction	1.7
Environmental Control	0.5
Food	7.3
Gas	1.4
Hand/Machine Tools	2.1
Healthcare - Products	4.3
Healthcare - Services	3.5
Insurance	1.1
Machinery - Diversified	2.1
Media	1.8
Miscellaneous Manufacturing	8.3
Mutual Funds	0.7
Oil & Gas Services	1.8
Packaging & Containers	1.4
Pharmaceuticals	3.8
Retail	1.0
Semiconductors	1.8
Shipbuilding	2.1
Telecommunications	4.1
Transportation	2.7
Trucking & Leasing	1.3

Total Investments	100.0
Liabilities Less Other Assets	0.0

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value
Common Stocks - 97.8%

Australia - 8.1%
Bank of Queensland Ltd. (Banks)†	84,680	$680,475
Bradken Ltd. (Miscellaneous Manufacturing)†	90,600	754,786
Imdex Ltd. (Oil & Gas Services)†	397,133	905,192
SAI Global Ltd. (Media)†	165,897	871,454
TPG Telecom Ltd. (Telecommunications)†	502,400	799,170

		4,011,077

Austria - 1.7%
BWT AG (Environmental Control)†	13,886	271,811
Semperit AG Holding (Miscellaneous Manufacturing)†	13,030	556,899

		828,710

Brazil - 1.3%
Fleury SA (Healthcare - Services)	51,200	669,597

Canada - 1.7%
Laurentian Bank of Canada (Banks)	18,900	870,811

China - 4.0%
Dalian Refrigeration Co., Ltd., Class B (Machinery - Diversified)†	544,838	331,291
Vinda International Holdings Ltd. (Cosmetics/Personal Care)†	562,000	683,332
Wasion Group Holdings Ltd. (Electronics)†	1,172,000	471,857
Yip’s Chemical Holdings Ltd. (Chemicals)†	636,000	479,558

		1,966,038

Denmark - 1.4%
NKT Holding A/S (Miscellaneous Manufacturing)†	9,350	353,458
Topsil Semiconductor Materials (Semiconductors)*†	3,790,000	327,229

		680,687

Finland - 2.0%
Vacon plc (Hand/Machine Tools)†	12,177	579,185
Vaisala oyj, Class A (Electronics)†	18,233	405,796

		984,981

France - 5.0%
Ingenico (Computers)†	16,200	680,315
Rubis (Gas)†	12,682	685,457
Touax SA (Transportation)†	18,000	492,150
Virbac SA (Pharmaceuticals)†	4,360	610,747

		2,468,669

Germany - 7.3%
Carl Zeiss Meditec AG - Bearer (Healthcare - Products)†	33,270	703,426
Drillisch AG (Telecommunications)†	68,321	667,634

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value

Germany - 7.3% - (continued)
Gerresheimer AG (Packaging & Containers)†	14,120	$671,078
KWS Saat AG (Agriculture)†	4,195	868,574
Pfeiffer Vacuum Technology AG (Machinery - Diversified)†	6,890	709,735

		3,620,447

Hong Kong - 3.7%
Chong Hing Bank Ltd. (Banks)†	336,000	606,761
Pico Far East Holdings Ltd. (Commercial Services)†	2,640,000	547,661
Vitasoy International Holdings Ltd. (Beverages)†	870,000	659,100

		1,813,522

Indonesia - 3.5%
Bank Bukopin Tbk PT (Banks)†	13,250,166	912,058
Wijaya Karya PT (Engineering & Construction)†	10,768,500	848,455

		1,760,513

Ireland - 2.1%
FBD Holdings plc (Insurance)#†	59,066	540,830
Grafton Group plc (Retail)†	148,000	509,315

		1,050,145

Italy - 2.8%
Cembre SpA (Electrical Components & Equipment)†	89,937	745,893
MARR SpA (Distribution/Wholesale)†	61,663	639,855

		1,385,748

Japan - 10.3%
Asahi Diamond Industrial Co., Ltd. (Hand/Machine Tools)†	36,900	473,942
BML Inc. (Healthcare - Services)†	18,600	439,997
C. Uyemura & Co., Ltd. (Chemicals)†	11,600	456,404
Lintec Corp. (Chemicals)†	28,300	539,345
Nakanishi Inc. (Healthcare - Products)†	6,800	668,858
Pigeon Corp. (Cosmetics/Personal Care)†	22,000	828,646
Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals)†	65,000	793,962
Stella Chemifa Corp. (Chemicals)†	14,000	404,762
Tsumura & Co. (Pharmaceuticals)†	16,200	482,401

		5,088,317

Malaysia - 4.4%
Coastal Contracts Bhd (Shipbuilding)†	1,362,666	1,030,134
Supermax Corp. Bhd (Miscellaneous Manufacturing)†	899,000	632,339
United Plantations Bhd (Agriculture)†	75,200	502,742

		2,165,215

Netherlands - 2.1%
Brunel International NV (Commercial Services)†	19,027	673,099

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value

Netherlands - 2.1% - (continued)
KAS Bank NV - CVA (Diversified Financial Services)†	31,138	$352,460

		1,025,559

New Zealand - 1.0%
Sanford Ltd. (Food)†	143,153	484,325

Singapore - 4.1%
Goodpack Ltd. (Trucking & Leasing)†	529,000	641,564
Super Group Ltd. (Food)†	700,000	772,903
Tat Hong Holdings Ltd. (Distribution/Wholesale)†	895,000	621,601

		2,036,068

South Korea - 3.8%
Cheil Worldwide Inc. (Advertising)†	57,640	895,268
Han Kuk Carbon Co., Ltd. (Chemicals)*†	114,300	625,456
Samwha Capacitor Co., Ltd. (Electronics)*†	59,200	375,768

		1,896,492

Spain - 1.7%
Construcciones y Auxiliar de Ferrocarriles SA (Transportation)†	1,582	824,081

Sweden - 4.6%
Industrial & Financial Systems, Class B (Computer Software & Processing)†	56,936	806,214
Kabe Husvagnar AB, Class B (Miscellaneous Manufacturing)†	33,900	484,088
Mekonomen AB (Auto Parts & Equipment)†	27,300	972,140

		2,262,442

Switzerland - 3.7%
Huber & Suhner AG, Reg S (Electrical Components & Equipment)†	11,200	523,303
Huegli Holding AG - Bearer (Food)†	1,130	704,857
LEM Holding SA, Reg S (Electronics)†	1,386	600,456

		1,828,616

Taiwan - 4.3%
Nak Sealing Technologies Corp. (Auto Parts & Equipment)†	485,000	824,242
Taiwan Paiho Ltd. (Miscellaneous Manufacturing)†	867,559	712,270
Youngtek Electronics Corp. (Semiconductors)†	256,011	588,167

		2,124,679

Thailand - 1.4%
Khon Kaen Sugar Industry pcl (Food)†	1,500,100	698,460

United Kingdom - 11.8%
Britvic plc (Beverages)†	109,000	591,427
Domino Printing Sciences plc (Computers)†	72,600	680,935
Gooch & Housego plc (Telecommunications)†	81,000	565,677

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value

United Kingdom - 11.8% - (continued)
Greggs plc (Food)†	81,000	$651,858
Morgan Crucible Co. plc (Miscellaneous Manufacturing)†	125,500	619,888
PayPoint plc (Diversified Financial Services)†	95,205	829,741
Rathbone Brothers plc (Diversified Financial Services)†	45,730	826,073
Robert Wiseman Dairies plc (Food)†	47,451	290,826
RPS Group plc (Commercial Services)†	54,860	180,365
Synergy Health plc (Healthcare - Services)†	45,213	604,010

		5,840,800

Total Common Stocks (Cost $49,777,888)		48,385,999

Preferred Stocks - 1.5%

Germany - 1.5%
Draegerwerk AG & Co. KGaA (Healthcare - Products)†	8,517	757,688

Total Preferred Stocks (Cost $705,366)		757,688

Warrants - 0.0%

Malaysia - 0.0%
Coastal Contracts Bhd, Expires 7/18/16 (Shipbuilding)*	115,333	22,934

Total Warrants (Cost $ — )		22,934

Cash Equivalent - 0.7%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	328,217	328,217

Total Cash Equivalent (Cost $328,217)		328,217

Total Investments — 100.0%
(Cost $ 50,811,471)		$49,494,838

Liabilities Less Other Assets - 0.0%		(6,978)

Net Assets — 100.0%		$49,487,860

Summary of Abbreviations

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

†	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

January 31, 2012 (unaudited)

Industry	Percentage of Net Assets

Agriculture	0.6%
Airlines	0.8
Auto Parts & Equipment	0.5
Banks	18.3
Beverages	5.7
Building Materials	3.3
Chemicals	2.6
Commercial Services	1.3
Cosmetics/Personal Care	2.0
Distribution/Wholesale	1.3
Diversified Financial Services	1.9
Electrical Components & Equipment	0.5
Electronics	3.0
Engineering & Construction	1.5
Food	0.9
Healthcare - Products	3.1
Holding Companies - Diversified	1.3
Home Furnishings	1.8
Insurance	2.5
Internet	2.9
Iron/Steel	2.0
Leisure Time	0.9
Machinery - Construction & Mining	0.9
Mining	0.7
Miscellaneous Manufacturing	0.6
Mutual Funds	4.2
Oil & Gas	11.4
Pharmaceuticals	1.5
Pipelines	1.2
Retail	5.6
Semiconductors	7.8
Telecommunications	7.1

Total Investments	99.7
Other Assets Less Liabilities	0.3

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value
Common Stocks - 80.9%

Brazil - 4.7%
Banco Bradesco SA - ADR (Banks)	369,078	$6,599,115
Natura Cosmeticos SA (Cosmetics/Personal Care)	87,500	1,873,998
Odontoprev SA (Insurance)	122,500	2,047,276
Petroleo Brasileiro SA - ADR (Oil & Gas)	41,146	1,257,010
Redecard SA (Diversified Financial Services)	263,300	4,746,995

		16,524,394

Chile - 2.7%
Banco Santander Chile - ADR (Banks)	52,926	4,313,469
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	87,700	5,151,498

		9,464,967

China - 12.8%
51job Inc. - ADR (Commercial Services)*	40,900	1,835,592
Anhui Conch Cement Co., Ltd., Class H (Building Materials)†	540,000	1,815,377
Anta Sports Products Ltd. (Retail)†	2,062,000	2,069,456
Baidu Inc. - Sponsored ADR (Internet)*	38,300	4,884,016
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)†	1,441,515	4,786,956
China Mobile Ltd. - Sponsored ADR (Telecommunications)	104,500	5,337,860
CNOOC Ltd. - ADR (Oil & Gas)	30,400	6,183,360
Hengan International Group Co., Ltd. (Healthcare - Products)†	659,500	5,883,714
Jiangsu Expressway Co., Ltd., Class H (Commercial Services)†	2,752,000	2,744,094
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Healthcare - Products)†	3,202,000	2,950,269
Tencent Holdings Ltd. (Internet)†	217,100	5,314,418
Wumart Stores Inc., Class H (Retail)†	806,000	1,665,495

		45,470,607

Colombia - 1.9%
BanColombia SA - Sponsored ADR (Banks)	27,820	1,725,118
Ecopetrol SA - Sponsored ADR (Oil & Gas)	99,100	5,061,037

		6,786,155

Egypt - 0.8%
Orascom Construction Industries - GDR (Engineering & Construction)†	67,800	2,814,614

Hong Kong - 2.8%
AIA Group Ltd. (Insurance)†	665,000	2,214,802
ASM Pacific Technology Ltd. (Semiconductors)†	250,900	3,230,282
Li & Fung Ltd. (Distribution/Wholesale)†	2,090,000	4,554,870

		9,999,954

Hungary - 0.5%
Richter Gedeon Nyrt. (Pharmaceuticals)†	11,500	1,887,410

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value

India - 5.4%
Ambuja Cements Ltd. (Building Materials)†	1,726,100	$5,605,629
Axis Bank Ltd. (Banks)†	221,200	4,798,242
Bajaj Auto Ltd. (Leisure Time)†	97,700	3,156,501
Dabur India Ltd. (Cosmetics/Personal Care)†	1,015,000	1,932,126
HDFC Bank Ltd. - ADR (Banks)	113,715	3,528,576

		19,021,074

Indonesia - 5.4%
Astra International Tbk PT (Retail)†	635,500	5,561,434
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	8,277,000	6,285,578
Semen Gresik Persero Tbk PT (Building Materials)†	3,285,100	4,126,272
United Tractors Tbk PT (Machinery - Construction & Mining)†	986,500	3,110,629

		19,083,913

Luxembourg - 1.6%
Millicom International Cellular SA - SDR (Telecommunications)†	56,400	5,586,105

Malaysia - 0.8%
Axiata Group Bhd (Telecommunications)†	1,910,700	2,938,475

Mexico - 8.3%
America Movil SAB de CV, Class L - ADR (Telecommunications)	338,154	7,848,554
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	47,500	4,655,000
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Beverages)	30,500	2,150,860
Grupo Aeroportuario del Sureste SAB de CV - ADR (Engineering & Construction)	40,905	2,694,413
Grupo Financiero Banorte SAB de CV, Class O (Banks)	872,880	3,478,127
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	273,630	8,436,013

		29,262,967

Nigeria - 0.7%
Zenith Bank PLC (Banks)	31,472,000	2,432,194

Panama - 0.8%
Copa Holdings SA, Class A (Airlines)	41,900	2,855,066

Peru - 1.4%
Credicorp Ltd. (Banks)	44,900	5,103,334

Philippines - 0.5%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	28,155	1,788,406

Poland - 1.0%
Bank Pekao SA (Banks)†	73,254	3,586,987

Russia - 6.6%
Gazprom OAO - Sponsored ADR (Oil & Gas)†	587,800	7,123,803

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value

Russia - 6.6% - (continued)
Lukoil OAO - Sponsored ADR (Oil & Gas)	114,478	$6,678,647
Sberbank of Russia (Banks)†	744,100	2,214,026
Sberbank of Russia - Sponsored ADR (Banks)*†	356,300	4,313,460
X5 Retail Group NV - GDR, Reg S (Food)*†	137,856	3,054,252

		23,384,188

South Africa - 3.9%
Aspen Pharmacare Holdings Ltd. (Healthcare - Products)*†	174,900	2,226,270
Impala Platinum Holdings Ltd. (Mining)†	121,000	2,646,240
MTN Group Ltd. (Telecommunications)†	100,050	1,701,558
SABMiller plc (Beverages)†	131,400	5,005,652
Standard Bank Group Ltd. (Banks)†	165,832	2,269,759

		13,849,479

South Korea - 5.2%
Amorepacific Corp. (Cosmetics/Personal Care)*†	3,670	3,263,387
Hankook Tire Co., Ltd. (Auto Parts & Equipment)*†	45,300	1,806,873
KB Financial Group Inc. - ADR (Diversified Financial Services)*	53,591	2,031,099
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)†	14,180	7,009,468
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)†	23,060	4,460,605

		18,571,432

Taiwan - 6.3%
Delta Electronics Inc. (Electrical Components & Equipment)†	630,189	1,630,196
Hiwin Technologies Corp. (Miscellaneous Manufacturing)†	228,000	2,118,513
Hon Hai Precision Industry Co., Ltd. (Electronics)†	1,873,048	6,029,311
Synnex Technology International Corp. (Electronics)†	1,802,351	4,456,648
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)†	3,008,577	7,979,445

		22,214,113

Thailand - 2.7%
PTT Exploration & Production pcl (Oil & Gas)#†	958,800	5,487,316
Siam Commercial Bank pcl (Banks)#†	1,047,070	4,096,564

		9,583,880

Turkey - 2.5%
Arcelik AS (Home Furnishings)†	1,485,060	6,429,752
Turkiye Garanti Bankasi AS (Banks)†	696,800	2,517,599

		8,947,351

Ukraine - 0.7%
Kernel Holding SA (Agriculture)*†	108,332	2,308,157

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value

United Kingdom - 0.9%
Hikma Pharmaceuticals plc (Pharmaceuticals)†	295,820	$3,352,058

Total Common Stocks (Cost $229,789,522)		286,817,280

Preferred Stocks - 11.9%

Brazil - 8.1%
Cia de Bebidas das Americas - ADR (Beverages)	229,100	8,336,949
Itau Unibanco Holding SA - ADR (Banks)	232,195	4,634,612
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	308,900	8,627,577
Vale SA - Sponsored ADR (Iron/Steel)	293,400	7,103,214

		28,702,352

Russia - 1.2%
AK Transneft OAO (Pipelines)#†	2,229	4,250,078

South Korea - 2.6%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)†	31,624	9,341,640

Total Preferred Stocks (Cost $35,761,133)		42,294,070

Participation Notes - 2.7%

Qatar - 2.1%
Industries Qatar, Issued by HSBC Bank plc, Maturity Date 3/12/12 (Chemicals)^†	116,700	4,187,202
Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/23/13 (Banks)^†	84,370	3,082,808

		7,270,010

Saudi Arabia - 0.6%
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)^†	60,200	2,243,335

Total Participation Notes (Cost $8,893,045)		9,513,345

Cash Equivalent - 4.2%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	14,924,939	14,924,939

Total Cash Equivalent (Cost $14,924,939)		14,924,939

Total Investments — 99.7%
(Cost $ 289,368,639)		$353,549,634

Other Assets Less Liabilities - 0.3%		938,888

Net Assets — 100.0%		$354,488,522

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

Summary of Abbreviations

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

SDR	Swedish Depository Receipt

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.7% of net assets as of January 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

†	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

January 31, 2012 (unaudited)

Industry	Percentage of Net Assets

Agriculture	0.7%
Airlines	0.9
Auto Parts & Equipment	0.6
Banks	18.7
Beverages	5.8
Building Materials	3.3
Chemicals	2.7
Commercial Services	1.3
Cosmetics/Personal Care	2.2
Distribution/Wholesale	1.3
Diversified Financial Services	2.1
Electrical Components & Equipment	0.5
Electronics	3.0
Engineering & Construction	1.5
Food	0.9
Healthcare - Products	3.3
Holding Companies - Diversified	1.4
Home Furnishings	1.8
Insurance	2.5
Internet	3.0
Iron/Steel	2.1
Leisure Time	0.9
Machinery - Construction & Mining	0.9
Mining	0.8
Miscellaneous Manufacturing	0.7
Mutual Funds	0.8
Oil & Gas	11.7
Pharmaceuticals	1.6
Pipelines	1.3
Retail	5.9
Semiconductors	8.0
Telecommunications	7.3

Total Investments	99.5
Other Assets Less Liabilities	0.5

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value
Common Stocks - 88.8%

Brazil - 8.4%
Banco Bradesco SA - ADR (Banks)	1,748,202	$31,257,852
Natura Cosmeticos SA (Cosmetics/Personal Care)	427,400	9,153,679
Odontoprev SA (Insurance)	576,300	9,631,387
Petroleo Brasileiro SA - ADR (Oil & Gas)	1,205,584	36,830,591
Redecard SA (Diversified Financial Services)	1,318,000	23,762,019
Vale SA - Sponsored ADR (Iron/Steel)	928,200	23,483,460

		134,118,988

Chile - 2.7%
Banco Santander Chile - ADR (Banks)	240,878	19,631,557
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	402,300	23,631,102

		43,262,659

China - 13.2%
51job Inc. - ADR (Commercial Services)*	191,671	8,602,194
Anhui Conch Cement Co., Ltd., Class H (Building Materials)†	2,550,000	8,572,616
Anta Sports Products Ltd. (Retail)†	9,556,000	9,590,552
Baidu Inc. - Sponsored ADR (Internet)*	180,000	22,953,600
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)†	6,710,276	22,283,358
China Mobile Ltd. - Sponsored ADR (Telecommunications)	485,300	24,789,124
CNOOC Ltd. - ADR (Oil & Gas)	135,000	27,459,000
Hengan International Group Co., Ltd. (Healthcare - Products)†	3,180,000	28,370,299
Jiangsu Expressway Co., Ltd., Class H (Commercial Services)†	13,001,000	12,963,649
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Healthcare - Products)†	14,268,000	13,146,293
Tencent Holdings Ltd. (Internet)†	1,011,000	24,748,396
Wumart Stores Inc., Class H (Retail)†	3,754,000	7,757,157

		211,236,238

Colombia - 2.1%
BanColombia SA - Sponsored ADR (Banks)	136,220	8,447,002
Ecopetrol SA - Sponsored ADR (Oil & Gas)	485,000	24,768,950

		33,215,952

Egypt - 0.8%
Orascom Construction Industries - GDR (Engineering & Construction)†	316,200	13,126,565

Hong Kong - 2.9%
AIA Group Ltd. (Insurance)†	3,100,500	10,326,308
ASM Pacific Technology Ltd. (Semiconductors)†	1,241,100	15,978,887
Li & Fung Ltd. (Distribution/Wholesale)†	9,338,000	20,350,896

		46,656,091

Hungary - 0.6%
Richter Gedeon Nyrt. (Pharmaceuticals)†	56,300	9,240,101

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value

India - 5.5%
Ambuja Cements Ltd. (Building Materials)†	7,847,400	$25,484,975
Axis Bank Ltd. (Banks)†	1,046,400	22,698,372
Bajaj Auto Ltd. (Leisure Time)†	453,500	14,651,724
Dabur India Ltd. (Cosmetics/Personal Care)†	5,124,304	9,754,482
HDFC Bank Ltd. - ADR (Banks)	499,185	15,489,711

		88,079,264

Indonesia - 5.6%
Astra International Tbk PT (Retail)†	3,151,000	27,575,262
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	38,162,000	28,980,333
Semen Gresik Persero Tbk PT (Building Materials)†	15,020,600	18,866,728
United Tractors Tbk PT (Machinery - Construction & Mining)†	4,593,000	14,482,634

		89,904,957

Luxembourg - 1.7%
Millicom International Cellular SA - SDR (Telecommunications)†	270,200	26,761,799

Malaysia - 0.9%
Axiata Group Bhd (Telecommunications)†	9,476,000	14,573,188

Mexico - 8.3%
America Movil SAB de CV, Class L - ADR (Telecommunications)	1,544,594	35,850,027
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	219,700	21,530,600
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Beverages)	152,000	10,719,040
Grupo Aeroportuario del Sureste SAB de CV - ADR (Engineering & Construction)	171,398	11,289,986
Grupo Financiero Banorte SAB de CV, Class O (Banks)	4,134,840	16,475,918
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	1,235,314	38,084,731

		133,950,302

Nigeria - 0.7%
Zenith Bank PLC (Banks)	155,706,000	12,033,145

Panama - 0.9%
Copa Holdings SA, Class A (Airlines)	201,000	13,696,140

Peru - 1.4%
Credicorp Ltd. (Banks)	201,200	22,868,392

Philippines - 0.5%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	127,215	8,080,697

Poland - 1.1%
Bank Pekao SA (Banks)†	367,261	17,983,460

Russia - 6.5%
Gazprom OAO - Sponsored ADR (Oil & Gas)†	2,805,570	34,001,918

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value

Russia - 6.5% - (continued)
Lukoil OAO - Sponsored ADR (Oil & Gas)	537,794	$31,374,902
Sberbank of Russia - Sponsored ADR (Banks)*†	2,072,000	25,084,171
X5 Retail Group NV - GDR, Reg S (Food)*†	653,985	14,489,285

		104,950,276

South Africa - 4.1%
Aspen Pharmacare Holdings Ltd. (Healthcare - Products)*†	858,000	10,921,323
Impala Platinum Holdings Ltd. (Mining)†	614,800	13,445,522
MTN Group Ltd. (Telecommunications)†	466,000	7,925,296
SABMiller plc (Beverages)†	586,600	22,346,389
Standard Bank Group Ltd. (Banks)†	824,034	11,278,639

		65,917,169

South Korea - 7.3%
Amorepacific Corp. (Cosmetics/Personal Care)*†	17,600	15,650,031
Hankook Tire Co., Ltd. (Auto Parts & Equipment)*†	224,000	8,934,647
KB Financial Group Inc. - ADR (Diversified Financial Services)*	258,337	9,790,972
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)†	127,980	63,263,172
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)†	105,400	20,388,020

		118,026,842

Taiwan - 6.5%
Delta Electronics Inc. (Electrical Components & Equipment)†	3,063,751	7,925,423
Hiwin Technologies Corp. (Miscellaneous Manufacturing)†	1,150,000	10,685,484
Hon Hai Precision Industry Co., Ltd. (Electronics)†	8,469,944	27,264,610
Synnex Technology International Corp. (Electronics)†	8,585,947	21,230,352
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)†	13,796,637	36,591,884

		103,697,753

Thailand - 2.8%
PTT Exploration & Production pcl (Oil & Gas)#†	4,335,200	24,810,819
Siam Commercial Bank pcl (Banks)#†	5,175,300	20,247,882

		45,058,701

Turkey - 2.6%
Arcelik A/S (Home Furnishings)†	6,833,712	29,587,406
Turkiye Garanti Bankasi A/S (Banks)†	3,479,300	12,571,015

		42,158,421

Ukraine - 0.7%
Kernel Holding SA (Agriculture)*†	529,097	11,273,114

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value

United Kingdom - 1.0%
Hikma Pharmaceuticals plc (Pharmaceuticals)†	1,402,353	$15,890,639

Total Common Stocks (Cost $995,024,594)		1,425,760,853

Preferred Stocks - 7.0%

Brazil - 4.9%
Cia de Bebidas das Americas - ADR (Beverages)	1,048,000	38,136,720
Itau Unibanco Holding SA - ADR (Banks)	1,018,257	20,324,412
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	333,800	9,323,034
Vale SA - Sponsored ADR (Iron/Steel)	450,000	10,894,500

		78,678,666

Russia - 1.3%
AK Transneft OAO (Pipelines)#†	11,000	20,973,914

South Korea - 0.8%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)†	45,159	13,339,840

Total Preferred Stocks (Cost $66,023,971)		112,992,420

Participation Notes - 2.9%

Qatar - 2.2%
Industries Qatar, Issued by HSBC Bank plc, Maturity Date 3/12/12 (Chemicals)^†	561,000	20,128,708
Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/23/13 (Banks)^†	420,200	15,353,751

		35,482,459

Saudi Arabia - 0.7%
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)^†	297,600	11,089,975

Total Participation Notes (Cost $43,507,069)		46,572,434

Cash Equivalent - 0.8%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	12,716,026	12,716,026

Total Cash Equivalent (Cost $12,716,026)		12,716,026

Total Investments — 99.5%
(Cost $ 1,117,271,660)		$1,598,041,733

Other Assets Less Liabilities - 0.5%		7,607,080

Net Assets — 100.0%		$1,605,648,813

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

Summary of Abbreviations

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

SDR	Swedish Depositary Receipt

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.9% of net assets as of January 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

†	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

January 31, 2012 (unaudited)

Industry	Percentage of Net Assets

Agriculture	2.0%
Auto Manufacturers	0.7
Banks	24.5
Building Materials	3.5
Chemicals	3.0
Commercial Services	2.2
Distribution/Wholesale	0.6
Diversified Financial Services	0.7
Electric	4.0
Electrical Components & Equipment	0.8
Engineering & Construction	3.5
Food	6.8
Holding Companies - Diversified	4.7
Home Furnishings	0.4
Investment Companies	1.8
Iron/Steel	0.5
Machinery - Construction & Mining	0.5
Media	1.1
Mining	6.2
Mutual Funds	3.0
Oil & Gas	7.3
Pharmaceuticals	3.6
Real Estate	0.4
Retail	5.6
Telecommunications	7.1
Textiles	1.3
Transportation	1.1

Total Investments	96.9
Other Assets Less Liabilities	3.1

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value
Common Stocks - 82.6%

Argentina - 2.2%
Cresud SACIF y A - Sponsored ADR (Agriculture)	59,100	$748,206
Molinos Rio de la Plata SA (Food)*	139,593	906,992

		1,655,198

Bangladesh - 1.8%
Lafarge Surma Cement Ltd. (Building Materials)*	1,318,000	397,904
Power Grid Co. of Bangladesh Ltd. (Electric)	726,400	378,401
Square Pharmaceuticals Ltd. (Pharmaceuticals)	259,870	601,487

		1,377,792

Colombia - 8.7%
Cementos Argos SA - Sponsored ADR (Building Materials)#†	43,840	1,319,900
Ecopetrol SA - Sponsored ADR (Oil & Gas)	28,300	1,445,281
Grupo de Inversiones Suramericana SA - Sponsored ADR (Investment Companies)#†	41,400	1,394,178
Grupo Odinsa SA (Engineering & Construction)	165,600	802,294
Interconexion Electrica SA ESP - ADR (Electric)#†	4,900	759,281
Petrominerales Ltd. (Oil & Gas)	45,900	958,081

		6,679,015

Croatia - 1.3%
Atlantic Grupa (Distribution/Wholesale)*†	5,575	460,360
Ericsson Nikola Tesla (Telecommunications)†	2,421	536,595

		996,955

Democratic Republic of Congo - 1.1%
Katanga Mining Ltd. (Mining)*	690,975	875,157

Egypt - 5.5%
ElSwedy Electric Co. (Electrical Components & Equipment)†	146,338	626,521
Ghabbour Auto (Auto Manufacturers)†	148,440	570,270
Orascom Construction Industries - GDR (Engineering & Construction)†	22,450	931,978
Orascom Telecom Holding (Telecommunications)†	282,769	255,552
Orascom Telecom Holding SAE - GDR, Reg S (Telecommunications)*†	282,769	866,164
Oriental Weavers (Textiles)†	202,784	1,008,454

		4,258,939

Estonia - 1.1%
Tallink Group Ltd. (Transportation)*	1,087,094	834,700

Ghana - 0.9%
Ghana Commercial Bank Ltd. (Banks)	651,451	720,885

Indonesia - 1.1%
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	1,069,980	812,546

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value

Jordan - 1.6%
Arab Bank plc (Banks)†	71,055	$722,129
Arab Potash Co. (Mining)†	8,988	501,129

		1,223,258

Kazakhstan - 2.5%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)*†	129,199	705,411
KazMunaiGas Exploration Production - GDR, Reg S (Oil & Gas)†	78,650	1,244,402

		1,949,813

Kenya - 3.8%
Equity Bank Ltd. (Banks)†	4,262,200	899,229
Nation Media Group Ltd. (Media)†	488,840	820,290
Safaricom Ltd. (Telecommunications)†	30,609,400	1,166,532

		2,886,051

Lebanon - 0.6%
Banque Audi sal- Audi Saradar Group - GDR, Reg S (Banks)†	82,390	486,511

Malaysia - 0.2%
Steppe Cement Ltd. (Building Materials)*†	312,320	159,949

Mauritius - 1.8%
Mauritius Commercial Bank (Banks)	241,580	1,360,433

Morocco - 4.9%
Douja Promotion Groupe Addoha SA (Real Estate)†	36,788	311,143
Managem (Mining)†	10,452	2,225,736
Maroc Telecom SA (Telecommunications)†	73,890	1,214,927

		3,751,806

Nigeria - 5.3%
Access Bank plc (Banks)	34,806,429	1,086,756
Dangote Sugar Refinery plc (Food)	5,414,070	169,715
Diamond Bank plc (Banks)	46,921,492	707,754
First Bank of Nigeria plc (Banks)	19,235,187	1,188,021
UAC of Nigeria plc (Retail)	5,126,080	929,440

		4,081,686

Pakistan - 2.3%
Engro Corp., Ltd. (Chemicals)†	386,179	495,826
MCB Bank Ltd. (Banks)†	109,956	210,004
Pakistan Petroleum Ltd. (Oil & Gas)†	551,839	1,068,160

		1,773,990

Peru - 6.4%
Alicorp SA (Food)	781,083	1,728,317

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value

Peru - 6.4% - (continued)
Cementos Lima SAA (Building Materials)	718,880	$654,985
Credicorp Ltd. (Banks)	19,400	2,205,004
Ferreyros SA (Machinery - Construction & Mining)	355,486	341,076

		4,929,382

Philippines - 1.6%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	18,960	1,204,339

Qatar - 9.2%
Commercial Bank of Qatar QSC (Banks)†	54,630	1,242,035
Industries Qatar QSC (Chemicals)†	51,400	1,841,642
Qatar Electricity & Water Co. (Electric)†	50,150	1,944,595
Qatar National Bank SAQ (Banks)†	56,557	2,066,962

		7,095,234

Senegal - 0.3%
Sonatel (Telecommunications)	995	238,097

Serbia - 0.3%
Energoprojekt Holding ad Beograd (Holding Companies - Diversified)*	42,550	262,995

Slovenia - 1.6%
Gorenje dd (Home Furnishings)*†	55,020	301,637
Krka dd Novo mesto (Pharmaceuticals)†	14,160	935,119

		1,236,756

Sri Lanka - 1.2%
John Keells Holdings plc (Commercial Services)†	642,353	954,447

Thailand - 4.5%
Home Product Center pcl (Retail)†	2,806,635	1,016,395
PTT Exploration & Production pcl (Oil & Gas)#†	150,400	860,755
Siam Commercial Bank pcl (Banks)#†	205,100	802,435
Thai Vegetable Oil pcl (Food)†	1,185,300	743,513

		3,423,098

Trinidad & Tobago - 2.1%
Neal & Massy Holdings Ltd. (Holding Companies - Diversified)#†	89,006	557,785
Republic Bank Ltd. (Banks)#†	57,397	862,410
Trinidad Cement Ltd. (Building Materials)#*†	600,480	169,170

		1,589,365

Ukraine - 2.6%
Astarta Holding NV (Holding Companies - Diversified)*†	47,420	842,669
Ferrexpo plc (Iron/Steel)†	68,930	371,385

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value

Ukraine - 2.6% - (continued)
Kernel Holding SA (Agriculture)*†	38,280	$815,606

		2,029,660

United Arab Emirates - 2.9%
Arabtec Holding Co. (Engineering & Construction)*†	1,738,087	950,627
Depa Ltd. (Commercial Services)*	2,098,696	755,531
Dubai Financial Market (Diversified Financial Services)*†	2,419,510	533,282

		2,239,440

United Kingdom - 3.2%
Hikma Pharmaceuticals plc (Pharmaceuticals)†	111,990	1,269,005
Kazakhmys plc (Mining)†	65,220	1,173,132

		2,442,137

Total Common Stocks (Cost $69,144,612)		63,529,634

Rights - 0.0%

Peru - 0.0%
Ferreyros SA (Machinery - Construction & Mining)*	53,371	5,160

Total Rights (Cost $2,444)		5,160

Participation Notes - 11.3%

Kuwait - 6.1%
Kuwait Projects Co. Holdings, Issued by HSBC Bank plc, Maturity Date 3/5/12 (Holding Companies - Diversified)^†	1,703,575	1,916,863
National Bank of Kuwait, Issued by Deutsche Bank AG, Maturity Date 3/28/18 (Banks)#^†	649,000	2,758,704

		4,675,567

Saudi Arabia - 5.2%
Almarai Co., Ltd., Issued by HSBC Bank plc, Maturity Date 3/27/12 (Food)^†	60,440	1,635,824
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)^†	62,815	2,340,782

		3,976,606

Total Participation Notes (Cost $7,248,627)		8,652,173

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

January 31, 2012 (unaudited) (continued)

	Shares	Value

Warrants - 0.0%

Thailand - 0.0%
Thai Vegetable Oil pcl, Expires 5/18/12 (Food)#*†	34,520	$11,720

Total Warrants (Cost $2,237)		11,720

Cash Equivalent - 3.0%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	2,288,946	2,288,946

Total Cash Equivalent (Cost $2,288,946)		2,288,946

Total Investments — 96.9%
(Cost $ 78,686,866)		$74,487,633

Other Assets Less Liabilities - 3.1%		2,410,822

Net Assets — 100.0%		$76,898,455

Summary of Abbreviations

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 11.3% of net assets as of January 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

†	Investment categorized as level 2 security as disclosed in Note 2 of the Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

January 31, 2012 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios (individually, “Portfolio”, collectively, “Portfolios”), all of which were active as of January 31, 2012.

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States

International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States

International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States

Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”)	October 17, 2005	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets

Emerging Markets Portfolio (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets

Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class: May 27, 2008 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets

*	International Equity is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996 is historical information for the predecessor portfolio.

The Fund is managed by Harding Loevner LP (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Summary of Significant Accounting Policies (continued)

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved daily fair value pricing of certain foreign equity securities. The fair value pricing utilizes quantitative models developed by an independent pricing service, which may provide an adjustment to the closing prices described above. Use of fair value pricing could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of fair value pricing is also intended to decrease the opportunities for persons to engage in “time zone arbitrage,” i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities priced in this manner are not specifically designated on the Portfolios’ Schedules of Investments as being “fair valued”; however, absent the use of significant unobservable inputs into their valuation, securities priced higher or lower than their closing market price would be categorized as “Level 2” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Advisor at “fair value”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Statements of Net Assets as securities valued at “fair value” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolios disclose significant transfers between levels based on valuations at the end of each reporting period. Other than transfers between Level 1 and Level 2 related to the daily fair value pricing of certain foreign equity securities described above, at January 31, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to securities on October 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

2. Summary of Significant Accounting Policies (continued)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Portfolio’s investments. Please refer to each Portfolio’s Schedule of Investments to view individual securities classified by industry type and country.

Global Equity ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$133,267,293	$85,302,692	$—	$218,569,985
Cash Equivalents	4,875,859	—	—	4,875,859

Total Investments	$138,143,152	$85,302,692	$—	$223,445,844

International Equity
ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$305,304,568	$973,852,357	$—	$1,279,156,925
Preferred Stocks	38,894,033	22,656,961	—	61,550,994
Cash Equivalents	28,033,411	—	—	28,033,411

Total Investments	$372,232,012	$996,509,318	$—	$1,368,741,330

International Small Companies
ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$1,540,408	$46,845,591	$—	$48,385,999
Preferred Stocks	—	757,688	—	757,688
Warrants	22,934	—	—	22,934
Cash Equivalents	328,217	—	—	328,217

Total Investments	$1,891,560	$47,603,278	$—	$49,494,838

Institutional Emerging Markets ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$104,696,633	$182,120,647	$—	$286,817,280
Preferred Stocks	28,702,352	13,591,718	—	42,294,070
Participation Notes	—	9,513,345	—	9,513,345
Cash Equivalents	14,924,939	—	—	14,924,939

Total Investments	$148,323,924	$205,225,710	$—	$353,549,634

2. Summary of Significant Accounting Policies (continued)

Emerging Markets ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$541,685,778	$884,075,075	$—	$1,425,760,853
Preferred Stocks	78,678,666	34,313,754	—	112,992,420
Participation Notes		46,572,434	—	46,572,434
Cash Equivalents	12,716,026		—	12,716,026

Total Investments	$633,080,470	$964,961,263	$—	$1,598,041,733

Frontier Emerging Markets
ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$21,501,851	$42,027,783	$—	$63,529,634
Rights	5,160	—	—	5,160
Participation Notes	—	8,652,173	—	8,652,173
Warrants	—	11,720	—	11,720
Cash Equivalents	2,288,946	—	—	2,288,946

Total Investments	$23,795,957	$50,691,676	$—	$74,487,633

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Income Tax

The cost of investments for federal income tax purposes and the components of net unrealized appreciation / (depreciation) on investments at January 31, 2012, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$34,910,813	$(2,620,153)	$32,290,660	$191,155,184
International Equity	159,324,579	(48,741,672)	110,582,907	1,258,158,423
International Small Companies	2,463,883	(3,900,191)	(1,436,308)	50,931,146
Institutional Emerging Markets	62,557,305	(10,339,504)	52,217,801	301,331,833
Emerging Markets	489,384,474	(19,234,736)	470,149,738	1,127,891,995
Frontier Emerging Markets	7,629,997	(12,781,300)	(5,151,303)	79,638,936

4. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on January 31, 2012.

5. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes are issued by banks or broker-dealers and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter and are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio investing in participation notes would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its net assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its net assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At January 31, 2012, the Portfolio’s investment in the Banking industry amounted to 24.5% of net assets.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2.   Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President (Principal Executive Officer)

Date:	March 29, 2012

By:	/s/ Charles S. Todd
Charles S. Todd, Treasurer (Principal Financial Officer)

Date:	March 29, 2012